Income taxes - Additional Information (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provisional tax (expense) benefit from revaluation of ending net deferred tax liabilities	$ 16.7
Estimated undistributed foreign E&P subject to the deemed mandatory repatriation	623.8
Provisional income tax expense from mandatory repatriation	76.5
Tax Cuts And Jobs Act of 2017, Deemed Foreign Paid Income Tax Credit Paid Allocable To The Repatriated Foreign Source Income	134.9
Effective Income Tax Rate Reconciliation, Tax Credit, Foreign, Amount, Deemed Income Taxes Paid	47.3
Effective Income Tax Rate Reconciliation, Tax, Credit, Foreign, Amount, Withholding Taxes	0.3
Foreign tax credit	47.6	$ 0.0	$ 0.0
Currently utilized foreign tax credit	13.6
Expected payments for additional U.S. federal cash taxes	6.9
Remaining foreign tax credit	34.0
Total remaining tax benefit of available federal, state and foreign net operating loss carryforwards	32.9
Tax benefit of operating losses	68.6	124.1
Valuation allowance	35.7
Total net operating losses	261.9	$ 415.1
Tax year between 2018 and 2022 [Member]
Operating Loss Carryforwards [Line Items]
Available loss carryforwards subject to expiration	75.7
Tax year subsequent to 2022 [Member]
Operating Loss Carryforwards [Line Items]
Available loss carryforwards subject to expiration	0.2
Unlimited life [Member]
Operating Loss Carryforwards [Line Items]
Remaining losses not subject to expiration	$ 186.0